INITIAL PUBLIC OFFERING (Tables)	9 Months Ended
Jul. 31, 2023
Initial Public Offering
SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity during the three and nine months ended July 31, 2023 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, May 1, 2023	3,419,451	$1.00	2.8	$-
Issued	489,893	0.80	2.7	-
Exercised	(2,449,466)	0.98	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, July 31, 2023	1,459,878	$1.03	3.0	$318,000

Exercisable, July 31, 2023	1,459,878	$1.03	3.0	$318,000

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, November 1, 2022	-	$-	-	$-
Issued	3,909,344	1.00	3.1	-
Exercised	(2,449,466)	0.98	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, July 31, 2023	1,459,878	$1.03	3.0	$318,000

Exercisable, July 31, 2023	1,459,878	$1.03	3.0	$318,000

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

A summary of outstanding and exercisable warrants as of July 31, 2023 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.01	400,000	4.7	400,000
$1.50	400,000	1.4	400,000
$3.30	100,000	4.7	100,000
$1.03	559,878	2.7	559,878
	1,459,878	3.0	1,459,878